Segment Information (Schedule of Segment Asset Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital expenditure	$ 591	$ 890	$ 853
Depreciation and amortization	2,373	2,824	3,621
Electronic Products [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Identifiable assets	20,043	22,610	25,911
Capital expenditure	167	340	648
Depreciation and amortization	404	415	399
Metallic Parts [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Identifiable assets			397
Capital expenditure			5
Depreciation and amortization		25	41
Injection Molded Plastic Parts [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Identifiable assets	67,528	73,829	74,328
Capital expenditure	424	550	200
Depreciation and amortization	1,969	2,384	3,181
Segment Total [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Identifiable assets	87,571	96,439	100,636
Capital expenditure	591	890	853
Depreciation and amortization	$ 2,373	$ 2,824	$ 3,621